Franchise Arrangements (Schedule Of Revenues From Franchised Restaurants) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Franchise Arrangements [Abstract]
Rent	$ 161,591		$ 152,380		$ 122,448
Initial fees	780	[1]	514	[1]	660	[1]
Royalty fees	652	[2]	627	[2]	544	[2]
Total	163,023		153,521		123,652
Initial fees paid to McDonald's Corporation	882		518		595
Royalty fees paid to McDonald's Corporation	$ 65,756		$ 60,261		$ 49,562

[1]	Disclosed net of initial fees paid to McDonald's Corporation for $882, $518 and $595 in 2012, 2011 and 2010, respectively.
[2]	Disclosed net of royalties fees paid to McDonald's Corporation for $65,756, $60,261 and $49,562 in 2012, 2011 and 2010, respectively.